Commitments and contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Commitments and contingencies
Total rent expense		$ 23,690	$ 21,565	$ 17,523
Minimal lease payments
For the year ended March 31, 2017		21,000
For the year ended March 31, 2018		17,593
For the year ended March 31, 2019		14,472
For the year ended March 31, 2020		12,158
For the year ended March 31, 2021		9,106
Total		$ 74,329
Period of standard product warranty		1 year
EUR
Minimal lease payments
Currency devaluation against the U.S. dollar (as a percent)		3.00%
Currency devaluation compared to prior year		12.00%
GBP
Minimal lease payments
Currency devaluation compared to prior year		6.00%
Russian Ruble
Minimal lease payments
Currency devaluation compared to prior year		29.00%
Russia
Minimal lease payments
Period preceding the year of audit that remains open to review in respect of taxes		3 years
Poland
Minimal lease payments
Related party capital threshold	25.00%	5.00%